Financial risk management - Aging of Debtors (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Financial assets	€ 3,721,421	€ 4,128,033	€ 4,797,436
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets	3	424	141
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	3	208	92
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 117	€ 473	€ 113